Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories
	December 31,
	2024	2023

Raw materials	1,444	995
Finished goods*	1,248	1,851

	2,692	2,846
*Finished goods include a write-down of $216 and $326 as of December 31,2024 and 2023, respectively.